Summary of Significant Accounting Policies - Schedule of Antidilutive Securities Excluded from Computation of Earnings Per Share (Details) - shares	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Total potentially outstanding dilutive common shares	10,869,296	9,070,790
Conversion Feature Shares [Member]
Total potentially outstanding dilutive common shares	872,766	872,766
Stock Options [Member]
Total potentially outstanding dilutive common shares	4,391,472	3,835,366
Warrant [Member]
Total potentially outstanding dilutive common shares	4,007,058	3,826,658
Convertible Notes [Member]
Total potentially outstanding dilutive common shares	1,598,000	536,000